Loans and Allowance for Credit Losses (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Loans
Loans modified as TDRs have subsequently been fully or partially charged-off
Number of Loans	10,795
Amount Defaulted	$ 421
Commercial Loan [Member]
Loans modified as TDRs have subsequently been fully or partially charged-off
Number of Loans	665
Amount Defaulted	26
Commercial Real Estate Loans [Member]
Loans modified as TDRs have subsequently been fully or partially charged-off
Number of Loans	64
Amount Defaulted	67
Residential Mortgage [Member]
Loans modified as TDRs have subsequently been fully or partially charged-off
Number of Loans	623
Amount Defaulted	127
Credit Card [Member]
Loans modified as TDRs have subsequently been fully or partially charged-off
Number of Loans	8,046
Amount Defaulted	43
Other Retail [Member]
Loans modified as TDRs have subsequently been fully or partially charged-off
Number of Loans	529
Amount Defaulted	8
Total impaired loans, excluding GNMA and covered loans [Member]
Loans modified as TDRs have subsequently been fully or partially charged-off
Number of Loans	9,927
Amount Defaulted	271
Loans purchased from GNMA [Member]
Loans modified as TDRs have subsequently been fully or partially charged-off
Number of Loans	857
Amount Defaulted	124
Covered Financing Receivable [Member]
Loans modified as TDRs have subsequently been fully or partially charged-off
Number of Loans	11
Amount Defaulted	$ 26